Stock and Equity Based Compensation - Fair Value Assumptions of Stock Options (Details) (Stock/Unit Options [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock/Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant-date fair value	$ 6.51	$ 4.41
Expected volatility	36.90%	40.00%	45.50%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	3 years 9 months 18 days	3 years 9 months 18 days	5 years
Risk-free rate	0.57%	0.33%	0.96%